Business Segment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Schedule of operations by business segment
	Three Months Ended September 30,				Nine Months Ended September 30,
	Revenue		Earnings		Revenue		Earnings
	2022	2021	2022	2021	2022	2021	2022	2021
FOXO Labs	$7	$23	$(499)	$(1,632)	$71	$67	$(1,952)	$(4,268)
FOXO Life	7	8	(1,157)	(831)	22	26	(3,070)	(1,667)
	14	31	(1,656)	(2,463)	93	93	(5,022)	(5,935)
Corporate and other (a)	-	-	(9,197)	(24,465)	-	-	(40,911)	(30,854)
Interest expense	-	-	(424)	(313)	-	-	(1,250)	(825)
Total	$14	$31	$(11,277)	$(27,241)	$93	$93	$(47,183)	$(37,614)

(a)	Corporate and other includes equity-based compensation, including the consulting agreement, expense of $2,266 and $42 as well as depreciation expense of $74 and $25 for the three months ended September 30, 2022 and 2021, respectively. Corporate and other includes equity-based compensation, including the consulting agreement, expense of $3,956 and $8 as well as depreciation expense of $159 and $71 for the nine months ended September 30, 2022 and 2021, respectively. The three months ended September 30, 2022 and 2021 included $3,632 and $22,571 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. The nine months ended September 30, 2022 and 2021 also included $28,115 and $24,890 for the changes in fair value of convertible debentures, warrant liability, and forward purchase derivative. See Notes 5, 6, 7, 9 and 11 for additional information.

	Revenue		Earnings
	2021	2020	2021	2020
FOXO Labs	$85	$23	$(4,790)	$(1,966)
FOXO Life	35	40	(2,381)	(1,415)
	120	63	(7,171)	(3,381)
Corporate and other(a)			(30,199)	(5,333)
Interest income (expense)			(1,118)	61
Total	$120	$63	$(38,488)	$(8,653)

(a)	Corporate and other includes equity-based compensation expense of $131 and $920 as well as depreciation expense of $98 and $1,074 for the years ended December 31, 2021 and 2020, respectively. The year ended December 31, 2021 also includes $21,703 for a non-cash change in fair value of convertible debentures and $400 for an investment impairment. See Notes 3, 4, 6, and 11 for additional information.